Income taxes (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Mar. 15, 2013
Income Taxes [Line Items]
Non-taxable income	€ 11,888,000	[1]	€ 260,425,000	[1]	€ 4,887,000	[1]
Netherlands statutory tax rate	25.00%		25.00%		25.00%		25.00%
Net operating losses	210,461,000	[2]
Valuation allowance	53,750,000		69,958,000		83,250,000
Undistributed earnings of subsidiaries, subject to withholding taxes	45,621,000
Estimated interest and penalties related to unrecognized tax benefits	0
Settlement with tax authorities	0
Reduction as a result of a lapse of statue of limitations	0
Unrecognized tax benefits that would impact effective tax rate	1,875,000
Asm Pacific Technology Ltd [Member]
Income Taxes [Line Items]
Percentage of stake sold								11.88%
Singapore And Other Countries [Member]
Income Taxes [Line Items]
Non-taxable income	€ 1,944,000
Maximum [Member] | ASM Front-End Manufacturing Singapore Pte Ltd. [Member]
Income Taxes [Line Items]
Tax exemption period range, years	10 years

[1]	Non-taxable income for 2014 mainly consist of revenues deriving from the share in income of investments and associates which are exempt under the Dutch participation exemption. For 2013 non-taxable income mainly consist of revenues deriving from the disposal of the 12% shareholding in ASMPT in March 2013 which are exempt under the Dutch participation exemption.
[2]	No deferred tax assets were recognized for these operating losses.